Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity
17. Stockholders’ Equity
Common Stock
On August 2, 2021, the Company’s common stock and warrants began trading on the New York Stock Exchange (“NYSE”) under the ticker symbols “HIPO” and “HIPO.WS”, respectively. Pursuant to Certificate of Incorporation, the Company is authorized to issue 2 billion shares of common stock, with a par value of $0.0001 per share. Each share of common stock is entitled to one vote. The holders of the common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors. No dividends have been declared or paid since inception.

As described in Note 2, Business Combinations, the Company issued 495,242,606 shares of the Company’s common stock in the Business Combination. The below table shows the conversion of Old Hippo’s outstanding instruments on the date of the Closing that were converted, exercised, or issued as stock consideration.

Description	Balance outstanding prior to the Business Combination	Exchange Ratio	Post Conversion Balances
Old Hippo common stock	15,940,914	6.95433	110,858,374
Old Hippo convertible preferred stock	43,985,178	6.95433	305,887,443
Old Hippo convertible promissory notes	6,247,807	6.95433	43,449,312
Old Hippo preferred stock warrants	2,494,116	6.95433	17,344,906
Old Hippo common stock warrants	3,911,610	6.95433	27,202,571

			504,742,606
Less: Repurchase of common stock			(9,500,000)

Net Old Hippo shares consideration			495,242,606

In connection with the Closing of the Business Combination on August 2, 2021, the Company issued 55,000,000 shares of Common Stock in the PIPE Investment to certain qualified institutional buyers and accredited investors that agreed to purchase such shares, for aggregate consideration of $550.0 million. Refer to Note 2, Business Combinations for more information.
Common Stock Warrants
In December 2017, the Company issued 4,738,051 warrants for common stock to one of its investors. The warrants were subject to performance vesting and are accounted for as stock-based compensation expense when it is probable that the awards will vest. In October 2018 in connection with the issuance of Series C Preferred Stock, these warrants were amended to eliminate the performance vesting conditions and replace it with a time-based condition. Up until the amended date, none of the warrants were probable of being vested and no expense had been recorded. The fair value of the warrant upon the amendment was allocated to additional paid-in capital as part of the issuance of Series C Preferred Stock, net of issuance costs and preferred stock warrants.
In February 2018, the Company issued 4,738,051 warrants for common stock to one of its investors. The warrants are subject to performance vesting and is accounted for as stock-based compensation expense when it is probable that the awards will vest. In December 2020, these warrants were amended, and 62,500 warrants were vested. As a result of the modification, the Company recorded a stock-based compensation charge of $1.0 million to reflect the acceleration of 62,500 shares that would otherwise not have vested. Up until the amended date, none of the remaining warrants were probable of being vested and no expense had been recorded.
On August 2, 2021, 3,911,610 warrants were exercised for shares of Old Hippo common stock and the remaining 5,564,492 warrants were cancelled. After giving effect to the Exchange Ratio and upon the Closing of the Business Combination, the exercised warrants converted into 27,202,571 shares of Hippo Holdings Inc. common stock.
The following common stock warrants were outstanding as of December 31, 2020:

Issue Date	Exercise Price Per Share	Number of Warrants	Expiration Date	Outstanding as of December 31, 2020
December 11, 2017	$0.01	4,738,051	December 31, 2022	4,738,051
February 19, 2018	$0.01	4,738,051	August 19, 2022	4,738,051
Stock-Based Compensation Plans
2019 Stock Option and Grant Plan
Adopted in 2019, the 2019 Stock Option and Grant Plan (“the 2019 Stock Plan”) provides for the direct award or sale of shares, the grant of options to purchase shares, and the grant of restricted stock units (“RSUs”) to employees, consultants, and outside directors of the Company. Stock options under the plan may be either incentive stock options (“ISOs”) or non-qualified stock options (“NSOs”), with an exercise price of not less than 100% of fair market value on the grant date, with a term less than or equal to ten years. The vesting period of each option and RSU shall be as determined by a committee of the Company’s board of directors but is generally over four years. Upon the closing of the Business Combination, the remaining unallocated share reserve under the 2019 Plan was cancelled and no new awards will be granted under such plan. Awards outstanding under the 2019 Plan were assumed by the Company upon the Closing and continue to be governed by the terms of the 2019 Plan.
2021 Incentive Award Plan
In connection with the Closing of the Business Combination, on August 2, 2021, the Company adopted the 2021 Incentive Award Plan (the “2021 Plan”), which authorized for issuance 78,000,000 shares of common stock. The 2021 Plan provides for the issuance of a variety of stock-based compensation awards, including stock options, stock appreciation rights (“SARs”), restricted stock awards, restricted stock unit awards, performance bonus awards, performance stock unit awards, dividend equivalents, or other stock or cash-based awards. The vesting period of each option and award shall be as determined by a committee of the Company’s board of directors but is generally over two to four years. This reserve increases on January 1 of each year through 2031, by an amount equal to the smaller of: (i) 5% of the number of shares of common stock issued and outstanding on the last day of the immediately preceding fiscal year, or (ii) an amount determined by the board of directors.
Restricted Share Awards
In 2016 and 2015, the Company granted RSAs which were subject to service-based vesting conditions to certain employees, with a vesting period of three or four years. Other than the modification charge noted below, the stock-based compensation charges relating to these awards were not material for the periods presented. The 133,871 shares of awards outstanding at December 31, 2019 were fully vested during the year ended December 31, 2020.
Stock Options
The following table summarizes option activity under the plans:

	Options Outstanding		Weighted-Average Remaining Contract Term (In Years)	Aggregate Intrinsic Value (In Millions)
	Number of Shares	Weighted Average Exercise Price
Outstanding as of January 1, 2021	72,205,242	$0.70	8.90	$108.9
Granted	9,686,589	4.81
Exercised	(22,801,742)	0.33
Cancelled/Expired	(11,551,163)	2.05

Outstanding as of December 31, 2021	47,538,926	$1.39	8.30	$84.8

Vested and exercisable as of December 31, 2021	15,919,802	$0.81	7.88	$32.9

The aggregate intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $41.6 million and $15.4 million, respectively, and is calculated based on the difference between the exercise price and the fair value of the Company’s common stock as of the exercise date. The weighted-average grant date fair value of options granted during the years ended December 31, 2021 and 2020 was $2.16 and $0.70 per share, respectively.
Total unrecognized compensation cost of $28.9 million as of December 31, 2021 is expected to be recognized over a weighted-average period of 2.4 years.
Valuation Assumptions of Stock Options
The fair value of granted stock options was estimated as of the date of grant using the Black-Scholes-Merton option-pricing model, based on the following inputs:

December 31,
	2021	2020
Expected term (in years)	5.4 - 6.5	5.6 - 6.1
Expected volatility	29.6% - 30.1%	22.6% - 29.9%
Risk-free interest rate	0.6% - 1.4%	0.3% - 1.6%
Expected dividend yield	— %	— %
Expected Term
— The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. The Company has opted to use the simplified method for estimating the expected term of options. Accordingly, the expected term equals the arithmetic average of the vesting term and the original contractual term of the option (generally 10 years).
Expected Volatility
— Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of peer companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards.
Risk-Free Interest Rate
— The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the grant’s expected term.
Expected Dividend Yield
— The Company has never paid dividends and does not currently expect to pay dividends.
Fair value of common stock
— Prior to contemplating a public market transaction, the Company established the fair value of common stock by using the option pricing model (Black-Scholes Model based) via the back-solve method and through placing weight on previously redeemable preferred stock transactions. Once the Company made intentional progress toward pursuing a public market transaction, it began applying the probability-weighted expected return method to determine the fair value of its common stock. The probability weightings assigned to certain potential exit scenarios were based on management’s expected near-term and long-term funding requirements and assessment of the most attractive liquidation possibilities at the time of the valuation. Subsequent to the Business Combination, the Company determined the value of its common stock based on the observable daily closing price of its common stock (ticker symbol “HIPO”).
Early Exercises of Stock Options
In 2019, certain employees early exercised stock options in exchange for promissory notes. The Company accounted for the promissory notes as nonrecourse in their entirety because the promissory notes are not aligned with a corresponding percentage of the underlying shares. The early exercises of options were not deemed to be substantive exercises for accounting purposes. Each of these loans and all interest accrued thereon was forgiven upon the consummation of the Business Combination. The forgiveness of the promissory notes were deemed to be exercises of the 9.4 million stock options with an intrinsic value of $94.0 million on the date of forgiveness. The Company accounted for the forgiveness as a modification to the options granted and incurred an incremental stock-based compensation charge of $2.1 million during the year. The related number of unvested shares subject to repurchase as of December 31, 2021 was 2,948,602.
In 2020 and 2021, certain employees early exercised stock option with cash. On December 31, 2021 and December 31, 2020, the Company had $2.2 million and $2.5 million, respectively, recorded in accrued expenses and other liabilities related to early exercises of the stock options, and the related number of unvested shares subject to repurchase was 2,060,221 and 2,399,245, respectively.
Restricted Stock Units
In August 2021, the Company began granting RSUs under the 2021 Incentive Award Plan. The RSUs granted to employees are measured based on the grant-date fair value. In general, the Company’s RSUs vest over a service period of two to four years. Stock-based compensation expense is recognized based on the straight-line basis over the requisite service period. The Company accounts for forfeitures as they occur.

	Number of Shares	Weighted Average Grant-Date Fair Value per Share
Unvested and outstanding as of December 31, 2020	—	$—
Granted	28,233,515	3.91
Vested	(187,125)	4.00
Canceled and forfeited	(875,460)	3.97

Unvested and outstanding as of December 31, 2021	27,170,930	3.91

Total unrecognized compensation cost related to unvested RSUs is $106.3 million as of December 31, 2021, and it is expected to be recognized over a weighted-average period of 3.3 years.
Performance Restricted Stock Units
In August 2021 and November 2021, the Company granted performance-based restricted stock units (PRSUs), which become eligible to vest subject to the achievement of specified performance conditions within 18-months of the grant date. Compensation expense for PRSUs reflects the estimated probability that performance conditions will be met. As of December 31, 2021, 1,768,419 PRSUs have been granted with a weighted-average grant date fair value of $5.21, all of which were unvested at period end.
The Company recognized $3.0 million of stock-based compensation expense associated with the PRSUs for the year ended December 31, 2021. Total unrecognized compensation cost related to unvested PRSUs is $6.2 million as of December 31, 2021, and it is expected to be recognized within the next nine months.

2021 Employee Stock Purchase Plan
In connection with the closing of the Business Combination, the Company adopted the 2021 Employee Stock Purchase Plan (the “2021 ESPP”), which authorized 13,000,000 shares of common stock for issuance. The 2021 ESPP became effective on October 25,2021. The 2021 ESPP is designed to allow eligible employees of the Company to purchase shares of our common stock with their accumulated payroll deductions at a price equal to 85% of the lesser of the fair market value on the first business day of the offering period or on the designated purchase date of the offering period up to $25,000 during the calendar year. The ESPP offers a six-month look-back feature as well as an automatic reset feature that provides for an offering period to be reset to a new lower-priced offering if the offering price of the new offering period is less than that of the current offering period. No shares have been issued under the 2021 ESPP as of December 31, 2021. In addition, the number of shares available for issuance under the 2021 ESPP will be annually increased on January 1 of each calendar year beginning in 2021 and ending in 2031, by an amount equal to the lesser of (i) one percent of the shares outstanding (on a converted basis) on the last day of the immediately preceding fiscal year and (ii) such number of shares as may be determined by the board of directors.
Stock-Based Compensation
The company recorded a modification charge of $2.6 million in 2021 relating to the cancellation of options granted to an executive officer of the Company without replacement.
Total stock-based compensation expense, classified in the accompanying consolidated statements of operations and comprehensive loss was as follows (in millions):

	Year Ended December 31,
	2021	2020
Losses and loss adjustment expenses	$0.6	$0.1
Insurance related expenses	1.1	0.2
Technology and development	6.8	2.4
Sales and marketing	5.0	2.1
General and administrative	10.8	12.4

Total stock-based compensation expense	$24.3	$17.2